Supplemental Cash Flow Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplemental Cash Flow Information
Non-cash investment exchanges, including modifications of certain mortgage loans (primarily refinances at maturity with no concessions granted to the borrower), fixed income securities, limited partnerships and other investments, as well as mergers completed with equity securities	$ 601	$ 664	$ 485
Liabilities for collateral received reported in other liabilities and accrued expenses	419	461	449
Obligations to return cash collateral for over-the-counter ("OTC") derivatives reported in other liabilities and accrued expenses or other investments	43	23	209
Net change in proceeds managed
Net change in short-term investments	21	171	(316)
Operating cash flow (used) provided	21	171	(316)
Net change in cash	1	3	(2)
Net change in proceeds managed	22	174	(318)
Net change in liabilities
Liabilities for collateral, beginning of year	(484)	(658)	(340)
Liabilities for collateral, end of period	(462)	(484)	(658)
Operating cash flow provided (used)	$ (22)	$ (174)	$ 318